Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HKD and SGD into USD has been made at the following exchange rates:

	June 30,
	2026	2025	2024
Year-end $: HK$ exchange rate	7.8000	7.8000	7.8000
Year average $: HK$ exchange rate	7.8000	7.8000	7.8000
Year-end $: S$ exchange rate	1.2944	1.2725	1.3559
Year average $: S$ exchange rate	1.2838	1.3254	1.3482

Schedule of Estimated Useful Lives	The estimated useful lives of the plan and equipment are as follows:

Furniture and fixtures	5 years
Computer	5 years
Office equipment	5 years
Motor vehicle	5 years
Leasehold improvement	Over the lease terms

Schedule of Revenue and Cost of Revenue

The details of revenue and cost of revenue of the Group is as follows:

	For the year ended June 30,
	2026	2025	2024
Revenue	5,135,210	4,852,182	4,311,653
Revenue – related parties	37,303	36,642	56,856
Cost of revenue	(2,785,480)	(2,455,597)	(2,034,959)
Cost of revenue – related parties	(194,736)	(293,485)	(216,729)
Gross profit	$2,192,297	$2,139,742	$2,116,821
Gross profit margin	42.4%	43.8%	48.5%

Schedule of Disaggregation of Revenue

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the year ended June 30,
	2026	2025	2024
	US$	US$	US$
Corporate secretarial services	3,136,155	2,923,125	2,620,408
Corporate secretarial services – related party	37,303	36,559	56,856
Accounting services	1,252,223	981,782	969,316
Accounting services – related party	—	83	—
IP registration services	746,832	947,275	721,929
Total	5,172,513	4,888,824	4,368,509

In accordance with ASC 606, we recognize revenue when control of the promised services is transferred to our customers. The disaggregation of revenue by timing of transfer is as follows:

	For the year ended June 30,
	2026	2025	2024
	US$	US$	US$
Revenue recognized over time:
– Corporate secretarial services – continuous services	1,371,522	1,493,641	1,438,011
Revenue recognized at a point in time:
– Corporate secretarial services – one-off services	1,801,936	1,466,043	1,239,253
– Accounting services	1,252,223	981,865	969,316
– IP registration services	746,832	947,275	721,929
Total	5,172,513	4,888,824	4,368,509